Related Party Transactions - Additional Information (Detail) - USD ($)					1 Months Ended		12 Months Ended
	Mar. 29, 2018	Feb. 20, 2018	Feb. 15, 2018	Dec. 08, 2017	Feb. 28, 2018	Dec. 31, 2017	Dec. 31, 2018
Related Party Transaction [Line Items]
Closing price of common stock			$ 10.00
Proceeds from issuance of founder shares						$ 25,000
Proceeds from sale of private placement units			$ 6,000,000				$ 6,000,000
Repayment of loan							325,000
Related party accrued expenses							105,000
Sponsor [Member]
Related Party Transaction [Line Items]
Proceeds from sale of private placement units							6,000,000
Sponsor [Member] | Related Party Loans [Member]
Related Party Transaction [Line Items]
Loan from related party							300,000
Repayment of loan			$ 300,000
Sponsor [Member] | Working Capital Loans [Member]
Related Party Transaction [Line Items]
Repayment of loan		$ 25,000
Loans convertible in to warrants							$ 1,500,000
Purchase price of private placement warrants							$ 1.50
Sponsor [Member] | Administrative Support Agreement [Member]
Related Party Transaction [Line Items]
Office space, utilities and secretarial and administrative support expenses							$ 10,000
Related party transaction expense							105,000
Related party accrued expenses							$ 105,000
Private Placement [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Number of warrants purchased							4,000,000
Price per warrant							$ 1.50
Class B Ordinary Shares [Member]
Related Party Transaction [Line Items]
Repurchase of shares surrendered by sponsor					2,875,000
Common stock shares outstanding						5,750,000	5,000,000
Maximum number of founder shares agreed to forfeit by sponsor							750,000
Class B Ordinary Shares [Member] | Founder [Member]
Related Party Transaction [Line Items]
Number of founder shares purchased by sponsor				8,625,000
Closing price of common stock				$ 0.0001
Proceeds from issuance of founder shares				$ 25,000
Repurchase of shares surrendered by sponsor					2,875,000
Consideration for surrender of shares					$ 0
Common stock shares outstanding					8,625,000
Class A Ordinary Shares [Member]
Related Party Transaction [Line Items]
Common stock shares outstanding						0	833,372
Founder shares, earliest period to transfer, assign or sell							1 year
Founder shares, threshold trading days							20 days
Founder shares, threshold consecutive trading days							30 days
Founder shares, commencement period							150 days
Class A Ordinary Shares [Member] | Founder [Member]
Related Party Transaction [Line Items]
Closing price of common stock							$ 12.00
Maximum number of founder shares agreed to forfeit by sponsor							750,000
Founder shares forfeited by sponsor	750,000
Sale of stock, description of transaction							(A) one year after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company's shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Class A Ordinary Shares [Member] | Private Placement [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Number of shares of common stock converted from each warrant							1
Warrant exercise price							$ 11.50
Period to complete initial business combination							30 days